Acquisition of Feminine Care Brands Acquisition of Feminine Care Brands	12 Months Ended
Sep. 30, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
(4) Acquisition of Feminine Care Brands

In October 2013, the Company completed the acquisition of the Stayfree pad, Carefree liner and o.b. tampon feminine care brands in the U.S., Canada and the Caribbean from Johnson & Johnson for an aggregate cash purchase price of $187.1, inclusive of a $1.8 working capital adjustment, which was finalized and settled in April 2014. The Company financed the feminine care acquisition with approximately $135 of available foreign cash and $50 obtained from borrowings under the Company’s available committed bank facilities. Liabilities assumed as a result of the feminine care acquisition are limited primarily to certain employee benefit obligations. The Company combined these acquired brands within its existing feminine care business in the Personal Care segment. Combining these complementary businesses with our existing feminine care products provides the Company with brands in each of the key feminine hygiene categories. There are no contingent payments, options or commitments associated with the feminine care acquisition.

As of March 31, 2014, the purchase price allocation for the feminine care acquisition was complete. We have determined the fair values of assets acquired and liabilities assumed for purposes of allocating the purchase price, in accordance with accounting guidance for business combinations. The Company estimated a fair value adjustment for inventory based on the estimated selling price of the finished goods acquired at the closing date less the sum of (a) costs of disposal and (b) a reasonable profit allowance for the selling effort of the acquiring entity. The fair value adjustment for the acquired equipment was established using both a cost and market approach. The fair values of the identifiable intangible assets were estimated using various valuation methods including discounted cash flows using both an income and cost approach.

The allocation of the purchase price was as follows:

Inventories	$44.4
Goodwill	28.0
Intangible assets	39.3
Other assets	5.1
Property, plant and equipment,net	95.1
Other liabilities	(4.5)
Pension/Other post-retirement benefits	(20.3)
Net assets acquired	$187.1

The purchased amortizable identifiable intangible assets are as follows:

	Total	Estimated Life
Customer relationships	$6.1	20 years
Technology and patents	3.0	7 years
Total	$9.1

Remaining intangible assets acquired are indefinite-lived intangible assets related to the acquired tradenames and will be fully allocated to the Personal Care segment.

Goodwill will be deductible for tax purposes and amortized over 14 to 15 years, depending on the statutory jurisdiction.

Pro forma revenue and operating results for the feminine care acquisition are not included as they are not considered material to the Consolidated Financial Statements.